CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIENCY) EQUITY - USD ($)	Total	Common shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2020	$ (831,146)	$ 31,125	$ 43,325,272	$ (44,187,543)
Balance (Shares) at Dec. 31, 2020		38,906,742
Net income for the year	21,194			21,194
Balance at Dec. 31, 2021	(809,952)	$ 31,125	43,325,272	(44,166,349)
Balance (Shares) at Dec. 31, 2021		38,906,742
Net income for the year	(257,913)			(257,913)
Balance at Dec. 31, 2022	(1,067,865)	$ 31,125	43,325,272	(44,424,262)
Balance (Shares) at Dec. 31, 2022		38,906,742
Net income for the year	66,591			66,591
Balance at Dec. 31, 2023	$ (1,001,274)	$ 31,125	$ 43,325,272	$ (44,357,671)
Balance (Shares) at Dec. 31, 2023		38,906,742